Revenue - Schedule of Remaining Performance Obligations (Details)	Dec. 31, 2025 USD ($)
Revenue
Total remaining performance obligation	$ 653,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue
Total remaining performance obligation term	1 year
Total remaining performance obligation	$ 641,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue
Total remaining performance obligation term	1 year
Total remaining performance obligation	$ 12,000